Warrants	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants
13. Warrants
In connection with the issuance of ordinary shares (Note 14) in May 2021, the Company also issued warrants to the investors, which entitle the investors to purchase up to an aggregate of 4,047,620 ADS (representing 60,714,300 Class A ordinary Shares) at $16.38 per ADS (representing $1.09 Class A ordinary share). Also, the Company issued warrants to two placement agents, which entitle them to purchase up to an aggregate of 674,603 ADSs (representing 10,119,045 Class A ordinary shares) at $15.75 per ADS (representing $1.05 Class A ordinary share). The warrants are all outstanding as of December 31, 2021. The warrants are all outstanding as of December 31, 2021 and total of 70,833,345 ordinary shares are accounted as treasury stocks.

The Company classified the warrants as warrant liability. At initial recognition, the Company recorded the warrant liability on the consolidated balance sheet at its estimated fair value and subsequently remeasured to fair value at the end of each reporting period utilizing the binomial option pricing model, which involves significant assumptions as below:

For the Year Ended December 31, 2021
Risk Free Rate	0.37%-0.81%
Volatility	131.47%-127.93%
Expected dividend yield	0%
Expected term	2.3 years-3 years
The risk-free rate of return was estimated based on the yield of US Treasury Strip with a maturity life equal to the remaining maturity life of the Warrants as of the Valuation Date. The expected volatility was estimated based on the historical volatility of comparable peer public companies and the Company with a time horizon close to the expected term of the Company’s warrant liability. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the remaining life of the warrant liability.
The fair value of the warrant liability was US$39,877 (equivalent to RMB258,782) at the issuance date and US$10,406 (RMB66,347
)
as of December 31, 2021. The change of RMB190,178 in the fair value of the warrant liability for the year ended December 31, 2021 was recognized in the consolidated statements of comprehensive income (loss).